OTHER CURRENT ASSETS	6 Months Ended
Jun. 30, 2023
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
OTHER CURRENT ASSETS	OTHER CURRENT ASSETS

(in thousands of $)	As of June 30, 2023	As of December 31, 2022
Capitalized fulfillment costs	3,743	4,894
Agent receivables	1,811	2,207
Advances	712	2,023
Claims receivables	6,998	5,967
Bunker receivables on time charter-out contracts	18,441	28,555
Other receivables	8,418	10,784
Other current assets	248	—
Total other current assets	40,371	54,430

Other receivables are presented net of allowances for credit losses amounting to $46.3 thousands as of June 30, 2023 and December 31, 2022. Provision for doubtful debts amounted to nil as of June 30, 2023 and December 31, 2022.